UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Specialty Underwriters Insurance Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number:   28-12741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck          Fairfield, Ohio           November 9, 2010
------------------------          ---------------           ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                    1
                                                ------

Form 13F Information Table Entry Total:             16
                                                ------

Form 13F Information Table Value Total          27,337
                                                ------
                                             (thousands)

List of Other Included Managers:

No.          File No.           Name
01           028-10798          Cincinnati Financial Corporation

                                 Column 2     Column 3  Column 4         Column 5            Column 6    Column 7      Column 8
                                                                                           Investment
          Issuer             Title of Class    Cusip   FMV (000)  Shares/Principal SH/PRN     Dis        Oth Mgrs Sole  Shared  None
3M CO                            COMMON      88579Y101     2,437      28,100         SH    SHARED-OTHER    01     -     28,100    -
AUTOMATIC DATA PROCESSING        COMMON      053015103     1,975      47,000         SH    SHARED-OTHER    01     -     47,000    -
CLOROX COMPANY                   COMMON      189054109     1,602      24,000         SH    SHARED-OTHER    01     -     24,000    -
EMERSON ELECTRIC CO              COMMON      291011104     1,053      20,000         SH    SHARED-OTHER    01     -     20,000    -
FRONTIER COMMUNICATIONS CORP     COMMON      35906A108        59       7,201         SH    SHARED-OTHER    01     -      7,201    -
HONEYWELL INTERNATIONAL INC      COMMON      438516106     3,647      83,000         SH    SHARED-OTHER    01     -     83,000    -
INTL BUSINESS MACHINES CORP      COMMON      459200101     1,073       8,000         SH    SHARED-OTHER    01     -      8,000    -
JP MORGAN CHASE                  COMMON      46625H100     1,770      46,500         SH    SHARED-OTHER    01     -     46,500    -
LEGGETT & PLATT INC              COMMON      524660107     2,162      95,000         SH    SHARED-OTHER    01     -     95,000    -
MICROSOFT CORP                   COMMON      594918104     1,469      60,000         SH    SHARED-OTHER    01     -     60,000    -
NORTHERN TRUST CORP              COMMON      665859104     1,389      28,800         SH    SHARED-OTHER    01     -     28,800    -
NUCOR CORP                       COMMON      670346105     1,261      33,000         SH    SHARED-OTHER    01     -     33,000    -
PRAXAIR INC                      COMMON      74005P104     1,173      13,000         SH    SHARED-OTHER    01     -     13,000    -
SPECTRA ENERGY CORP              COMMON      847560109     3,292     146,000         SH    SHARED-OTHER    01     -    146,000    -
SYSCO CORP                       COMMON      871829107     1,996      70,000         SH    SHARED-OTHER    01     -     70,000    -
VERIZON COMMUNICATIONS INC       COMMON      92343V104       978      30,000         SH    SHARED-OTHER    01     -     30,000    -
                                                          27,337